Employee pension (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Percentage of monthly contributions made by the company to the state retirement plan	20.00%
Continuing Operations [Member]
Pension expense	$ 25	$ 10	$ 20
Discontinued Operations [Member]
Pension expense		$ 3	$ 4